Average Annual Total Returns (Vanguard Information Technology Index Fund Retail)	Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Information Technology Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Information Technology 25 50 Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Spliced US IMI Information Technology 25 50 Vanguard Information Technology Index Fund Vanguard Information Technology Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.93%	30.59%	17.76%	31.09%	31.09%	31.09%
Five Years	22.30%	22.13%	18.38%	22.50%	none	22.53%
Since Inception	7.89%	7.77%	6.43%	8.08%		8.10%